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Utah Focus Fund
SUMMARY
INVESTMENT OBJECTIVES
The Utah Focus Fund (the “Fund”) seeks to provide long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Utah Focus Fund Institutional Class
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Utah Focus Fund Institutional Class
Management Fees	0.90%
Distribution and/or Service (12b‑1) Fees	none
Other Expenses	1.00%	[1]
Total Annual Fund Operating Expenses	1.90%
[1]	Other Expenses are estimated for the current fiscal year.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem (or you hold) all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through October 31, 2023.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Utah Focus Fund | Institutional Class | USD ($)	193	597

Expense Example No Redemption	1 Year	3 Years
Utah Focus Fund | Institutional Class | USD ($)	193	597

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this prospectus, the Fund has no reportable portfolio turnover rate.

PRINCIPAL INVESTMENT STRATEGIES
Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets (plus borrowings for investment purposes) in domestic equity securities, including common stock and preferred stock, of companies with significant economic ties to the State of Utah.  The Advisor defines companies with significant economic ties to the State of Utah as: (i) companies that are domiciled or headquartered in the State of Utah; or (ii) companies that derive a majority of their revenue from goods produced or sold or services performed in the State of Utah (a “Utah Company”).
The Advisor expects that the portfolio will consist of approximately 30 to 40 stocks. The Advisor will begin with a pool of all publicly traded Utah Companies as identified by the Advisor in publicly available filings.  From that pool, the Advisor will then determine, in its educated opinion, if any securities should be eliminated in order to best achieve the Fund’s objective of long-term capital appreciation. The Advisor’s opinion is based on practical measurements (liquidity and trading volume) and fundamental analysis (industry conditions for each company, individual company financial conditions, pending bankruptcy, valuation, growth and income prospects, and management qualifications).
With up to 20% of the Fund’s portfolio, the Advisor may also purchase a security of a company that makes an announcement of new or expanded significant ties to the State of Utah that would qualify it to be considered a Utah Company. The Advisor may also sell a security following an announcement of reduced ties to the State of Utah that would disqualify it from being a Utah Company. Before trading, the Advisor will review the portfolio’s holdings to ensure that the positions meet the qualifications as outlined and determine the amounts to buy and sell based on the Advisor’s interpretation of the practical measurements and the fundamental analysis. The Advisor will evaluate the securities at least quarterly to determine whether to rebalance the Fund’s portfolio based on the Advisor’s interpretation of the practical measures and fundamental analysis. Companies in the Fund’s portfolio will also be monitored to ensure they continue to meet the criteria of a “Utah Company.” The Advisor will make adjustments to the portfolio as needed based on this monitoring.
The Fund is not limited in its investments by market capitalization or sector criteria, though it focuses on small and micro-cap equities. The Fund is a non-diversified series of the Trust.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. The Fund is subject to certain risks, including the principal risks noted below, any of which may adversely affect the Fund’s net asset value per shares (“NAV”), trading price, yield, total return, and ability to meet its investment objectives. Generally, the Fund will be subject to the following principal risks:
Equity Securities Risk.  Investments by the Fund in equity securities may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the Fund.
Common Stocks.  The Fund’s investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Moreover, small- and micro-cap equities, where the Fund focuses, are generally more volatile than are large cap equities.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.   Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.
Preferred Stock Risk.  Like shares of common stock, the value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Preferred stock may fail to pay dividends when expected.  The rights of holders of preferred stock are generally subordinate to the rights associated with a corporation’s debt securities.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations. Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
State-Specific Risk.  State-specific risk is the possibility that developments in Utah, such as tax, legislative, or political changes, will adversely affect the securities held by the Fund or that are available for investment by the Fund.  Because the Fund invests primarily in securities of companies with economic ties to Utah, it is more vulnerable to unfavorable developments in Utah than are funds that invest in securities of companies across different geographical regions.
Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.  Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Investment Advisor. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor is a new advisor and has a limited history of operations for investors to evaluate, and neither the Advisor nor the portfolio managers has previously managed a mutual fund.
Limited History of Operations. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate, may not attract sufficient assets to operate efficiently.
Non-diversified Status Risk.  The Fund is considered a non-diversified fund and therefore can invest a greater portion of its assets in securities of a single issuer or a limited number of issuers than a diversified fund, which may make the Fund more susceptible than a diversified fund to a single adverse economic or political occurrence affecting one or more of these issuers.
General Market Risk. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

PERFORMANCE INFORMATION
Because the Fund has not been in operation for an entire calendar year, no Fund performance information is shown.  You may request a copy of the Fund’s annual and semi-annual reports, once available, at no charge by calling the Fund at 1-800-773-3863.  Interim information on the Fund’s results can be obtained by visiting https://fundinfopages.com/UTFOX.